UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3694
                                                      --------

                    OPPENHEIMER GOLD & SPECIAL MINERALS FUND
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JUNE 30
                                                 -------

                    Date of reporting period: MARCH 31, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.2%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY--5.3%
------------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.3%
Cameco Corp.                                                                                             275,100    $    11,262,594
------------------------------------------------------------------------------------------------------------------------------------
Denison Mines Corp. 1                                                                                    730,000          8,953,486
------------------------------------------------------------------------------------------------------------------------------------
Energy Metals Corp. 1                                                                                    480,000          5,750,022
------------------------------------------------------------------------------------------------------------------------------------
Paladin Resources Ltd. 1                                                                               2,000,000         15,683,206
------------------------------------------------------------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                                                                                  917,700         12,654,642
------------------------------------------------------------------------------------------------------------------------------------
SXR Uranium One, Inc. 1                                                                                  120,000          1,654,742
------------------------------------------------------------------------------------------------------------------------------------
UrAsia Energy Ltd. 1                                                                                   1,445,900          8,804,398
                                                                                                                    ---------------
                                                                                                                         64,763,090
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--0.7%
------------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Ausenco Ltd.                                                                                             310,000          1,748,224
------------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Renewable Energy Corp. AS 1                                                                              274,900          6,137,050
------------------------------------------------------------------------------------------------------------------------------------
MATERIALS--93.2%
------------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.1%
Nova Biosource Fuels, Inc. 1                                                                             490,000          1,347,500
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--93.1%
Agnico-Eagle Mines Ltd.                                                                                1,352,100         47,891,382
------------------------------------------------------------------------------------------------------------------------------------
Alamos Gold, Inc. 1                                                                                    1,486,800          9,465,552
------------------------------------------------------------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                                                       20,000          3,155,283
------------------------------------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                                                    490,000         21,849,100
------------------------------------------------------------------------------------------------------------------------------------
Anvil Mining Ltd. 1                                                                                      743,200         10,544,492
------------------------------------------------------------------------------------------------------------------------------------
Aquarius Platinum Ltd.                                                                                   916,541         29,507,076
------------------------------------------------------------------------------------------------------------------------------------
Aurelian Resources, Inc. 1                                                                               310,000          8,184,322
------------------------------------------------------------------------------------------------------------------------------------
Aurizon Mines Ltd. 1                                                                                   1,240,000          4,349,935
------------------------------------------------------------------------------------------------------------------------------------
Avocet Mining plc 1                                                                                    1,050,000          2,593,128
------------------------------------------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                                                     1,256,815         35,882,068
------------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd., Sponsored ADR                                                                         650,000         31,492,500
------------------------------------------------------------------------------------------------------------------------------------
Blue Pearl Mining Ltd. 1                                                                               1,210,000         12,765,526
------------------------------------------------------------------------------------------------------------------------------------
Canadian Royalties, Inc. 1                                                                               235,000            824,383
------------------------------------------------------------------------------------------------------------------------------------
Centamin Egypt Ltd. 1                                                                                  1,000,000            796,977
------------------------------------------------------------------------------------------------------------------------------------
Centerra Gold, Inc. 1                                                                                  1,461,400         13,392,475
------------------------------------------------------------------------------------------------------------------------------------
Central African Mining & Exploration Co. plc 1                                                         2,900,000          3,509,652
------------------------------------------------------------------------------------------------------------------------------------
Companhia de Minas Buenaventura SA, Sponsored ADR                                                        584,200         17,496,790
------------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                                                        1,076,600         39,823,434
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Minerals Ltd.                                                                             1,194,018          2,415,202
------------------------------------------------------------------------------------------------------------------------------------
Crew Gold Corp. 1                                                                                      1,254,900          3,000,021
------------------------------------------------------------------------------------------------------------------------------------
Crew Gold Corp. 1                                                                                        600,000          1,460,090
------------------------------------------------------------------------------------------------------------------------------------
Cumberland Resources Ltd. 1                                                                              300,000          1,959,290
------------------------------------------------------------------------------------------------------------------------------------
Cumberland Resources Ltd. 1                                                                              500,000          3,265,483
------------------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                                        2,201,700          6,369,578
------------------------------------------------------------------------------------------------------------------------------------
Eldorado Gold Corp. 1                                                                                  4,026,000         23,538,761
------------------------------------------------------------------------------------------------------------------------------------
European Goldfields Ltd. 1                                                                             1,112,300          5,347,133


                  1 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
FerroChina Ltd.                                                                                        3,585,000    $     3,993,442
------------------------------------------------------------------------------------------------------------------------------------
First Quantum Minerals Ltd.                                                                              314,400         20,941,845
------------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                                                              626,600         41,474,654
------------------------------------------------------------------------------------------------------------------------------------
Frontera Copper Corp. 1                                                                                  972,600          4,347,004
------------------------------------------------------------------------------------------------------------------------------------
Gabriel Resources Ltd. 1                                                                                 500,000          1,862,278
------------------------------------------------------------------------------------------------------------------------------------
Gammon Lake Resources, Inc. 1                                                                          1,382,500         24,309,008
------------------------------------------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                                                          965,400         17,840,592
------------------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                                         2,273,068         54,599,093
------------------------------------------------------------------------------------------------------------------------------------
Golden Star Resources Ltd. 1                                                                           4,795,000         21,098,000
------------------------------------------------------------------------------------------------------------------------------------
Harmony Gold Mining Co. Ltd., Sponsored ADR 1                                                            872,000         12,120,800
------------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1                                                                                     2,701,364         24,474,358
------------------------------------------------------------------------------------------------------------------------------------
High River Gold Mines Ltd. 1                                                                           4,600,000          8,566,479
------------------------------------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                                                1,020,300         17,975,662
------------------------------------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                                                          2,922,300         22,530,933
------------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                                                          1,236,352         38,696,179
------------------------------------------------------------------------------------------------------------------------------------
Imperials Metals Corp. 1                                                                                 382,000          3,391,511
------------------------------------------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd. 1                                                                                     623,100          7,153,188
------------------------------------------------------------------------------------------------------------------------------------
Jabiru Metals Ltd. 1                                                                                   2,706,166          2,702,825
------------------------------------------------------------------------------------------------------------------------------------
Jaguar Mining, Inc. 1                                                                                    140,000            748,203
------------------------------------------------------------------------------------------------------------------------------------
JSC Mining & Metallurgical Co. Norilsk Nickel, ADR                                                        86,000         16,341,634
------------------------------------------------------------------------------------------------------------------------------------
Kimberley Diamond Co. NL 1                                                                             4,448,900          3,127,117
------------------------------------------------------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                                                            1,650,000          6,341,327
------------------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1                                                                                   2,558,890         35,287,093
------------------------------------------------------------------------------------------------------------------------------------
Kinross Gold Corp. 1                                                                                     800,460         11,051,825
------------------------------------------------------------------------------------------------------------------------------------
Lihir Gold Ltd. 1                                                                                      7,046,000         18,442,096
------------------------------------------------------------------------------------------------------------------------------------
Lonmin plc                                                                                               400,000         26,132,987
------------------------------------------------------------------------------------------------------------------------------------
Lundin Mining Corp. 1                                                                                  1,040,000         11,575,574
------------------------------------------------------------------------------------------------------------------------------------
Major Drilling Group International, Inc. 1                                                                17,200            467,953
------------------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                                    781,400         19,949,142
------------------------------------------------------------------------------------------------------------------------------------
Metallica Resources, Inc. 1,2                                                                          2,323,600         11,914,865
------------------------------------------------------------------------------------------------------------------------------------
Miramar Mining Corp. 1                                                                                   212,600          1,003,612
------------------------------------------------------------------------------------------------------------------------------------
MMX Mineracao e Metalicos SA 1                                                                            16,400          6,328,205
------------------------------------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                                                   1,048,800         20,187,834
------------------------------------------------------------------------------------------------------------------------------------
Newmont Mining Corp. (Holding Co.)                                                                       370,105         15,540,709
------------------------------------------------------------------------------------------------------------------------------------
Northern Orion Resources, Inc. 1                                                                       1,380,000          5,522,391
------------------------------------------------------------------------------------------------------------------------------------
NovaGold Resources, Inc. 1                                                                               685,700         11,622,615
------------------------------------------------------------------------------------------------------------------------------------
Palmarejo Silver & Gold Corp. 1                                                                           29,200            223,837
------------------------------------------------------------------------------------------------------------------------------------
Pan American Silver Corp. 1                                                                              788,541         23,332,928
------------------------------------------------------------------------------------------------------------------------------------
Pan Australian Resources Ltd. 1                                                                       10,000,000          3,488,308
------------------------------------------------------------------------------------------------------------------------------------
Perilya Ltd.                                                                                           2,000,000          5,857,890
------------------------------------------------------------------------------------------------------------------------------------
Polymetal, GDR 1,3                                                                                       501,300          3,659,490
------------------------------------------------------------------------------------------------------------------------------------
Polyus Gold, Sponsored ADR 1                                                                             150,000          7,260,000
------------------------------------------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                                           1,190,000         28,452,900
------------------------------------------------------------------------------------------------------------------------------------
Rio Narcea Gold Mines Ltd. 1                                                                           1,726,900          6,761,012
------------------------------------------------------------------------------------------------------------------------------------
Royal Gold, Inc.                                                                                         250,873          7,551,277


                  2 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                          SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
Sally Malay Mining Ltd. 1                                                                              3,736,492    $    11,911,402
------------------------------------------------------------------------------------------------------------------------------------
Scarborough Minerals plc 1                                                                             2,066,115          1,673,075
------------------------------------------------------------------------------------------------------------------------------------
Shore Gold, Inc. 1                                                                                     1,186,400          7,779,167
------------------------------------------------------------------------------------------------------------------------------------
Silver Wheaton Corp. 1                                                                                   452,700          4,285,848
------------------------------------------------------------------------------------------------------------------------------------
Silvercorp Metals, Inc. 1                                                                                620,000          9,935,037
------------------------------------------------------------------------------------------------------------------------------------
Sino Gold Ltd. 1                                                                                       1,800,000          9,116,947
------------------------------------------------------------------------------------------------------------------------------------
Sociedad Minera Cerro Verde SA 1                                                                          50,000            990,000
------------------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co. 1                                                                                  812,500         10,310,625
------------------------------------------------------------------------------------------------------------------------------------
Straits Resources Ltd.                                                                                   950,000          2,874,735
------------------------------------------------------------------------------------------------------------------------------------
Taseko Mines Ltd. 1                                                                                    2,707,700          7,121,251
------------------------------------------------------------------------------------------------------------------------------------
Usinas Siderurgicas de Minas Gerais SA, Preference A                                                     280,000         13,560,355
------------------------------------------------------------------------------------------------------------------------------------
Western Areas NL 1                                                                                     1,500,000          5,874,072
------------------------------------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                                                      4,270,100         61,730,592
------------------------------------------------------------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd. 1                                                                     2,400,000          4,877,712
                                                                                                                    ---------------
                                                                                                                      1,129,171,126
                                                                                                                    ---------------
Total Common Stocks (Cost $888,751,489)                                                                               1,203,166,990

                                                                                                           UNITS
------------------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
------------------------------------------------------------------------------------------------------------------------------------
Nevsun Resources Ltd. Wts., Exp. 12/19/08 1 (Cost $117,814)                                               70,000                560

                                                                                                          SHARES
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--0.5%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23% 2,4
(Cost $6,059,773)                                                                                      6,059,773          6,059,773
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $894,929,076)                                                             99.7%     1,209,227,323
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                              0.3          3,308,853
                                                                                                 -----------------------------------
NET ASSETS                                                                                                 100.0%   $ 1,212,536,176
                                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                     SHARES         GROSS             GROSS           SHARES
                                                              JUNE 30, 2006     ADDITIONS        REDUCTIONS   MARCH 31, 2007
----------------------------------------------------------------------------------------------------------------------------
Metallica Resources, Inc.                                         1,559,600       764,000                --        2,323,600
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                --   170,485,878       164,426,105        6,059,773

                                                                                                                    DIVIDEND
                                                                                                      VALUE           INCOME
----------------------------------------------------------------------------------------------------------------------------
Metallica Resources, Inc.                                                                   $    11,914,865   $           --
Oppenheimer Institutional Money Market Fund, Cl. E, 5.23%                                         6,059,773          175,775
                                                                                            ---------------   --------------
                                                                                            $    17,974,638   $      175,775
                                                                                            ===============   ==============

3. Illiquid security. The aggregate value of illiquid securities as of March 31, 2007 was $3,659,490, which represents 0.30% of the Fund's net assets. See accompanying Notes.


                  3 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

4. Rate shown is the 7-day yield as of March 31, 2007.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                            VALUE   PERCENT
-------------------------------------------------------------------------------
Canada                                               $   654,408,881      54.1%
Australia                                                142,060,662      11.8
United States                                            106,758,896       8.8
South Africa                                              93,661,954       7.8
Brazil                                                    59,711,994       4.9
United Kingdom                                            50,250,476       4.2
Bermuda                                                   29,507,076       2.4
Jersey, Channel Islands                                   28,452,900       2.4
Peru                                                      18,486,790       1.5
Russia                                                    10,919,490       0.9
Norway                                                     6,137,050       0.5
China                                                      4,877,712       0.4
Singapore                                                  3,993,442       0.3
                                                     --------------------------
Total                                                $ 1,209,227,323     100.0%
                                                     ==========================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities


                  4 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                    CONTRACT
                                                   EXPIRATION         AMOUNT       VALUATION AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                    DATES         (000S)        MARCH 31, 2007  APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canadian Dollar (CAD)                                  4/2/07            986  CAD  $       854,267  $      2,119  $         --
Singapore Dollar (SGD)                          4/2/07-4/3/07            392  SGD          258,602            63            --
South African Rand (ZAR)                               4/3/07         21,519  ZAR        2,965,324         5,224            --
                                                                                                    ---------------------------
                                                                                                           7,406            --
                                                                                                    ---------------------------
CONTRACTS TO SELL
Canadian Dollar (CAD)                                  4/2/07          2,133  CAD        1,847,375            --        (4,447)
                                                                                                    ---------------------------
Total unrealized appreciation and depreciation                                                      $      7,406  $     (4,447)
                                                                                                    ===========================


                  5 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the period ended March 31, 2007 was as follows:

                                        CALL OPTIONS               PUT OPTIONS
                            ------------------------   ------------------------
                            NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                            CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
-------------------------------------------------------------------------------
Options outstanding as of
June 30, 2006                   6,000      $ 559,602      11,300   $ 1,105,787
Options closed or expired      (6,000)      (559,602)     (7,535)     (756,788)
Options exercised                  --             --      (3,765)     (348,999)
                            ---------------------------------------------------
Options outstanding as of
March 31, 2007                     --      $      --          --   $        --
                            ===================================================

ILLIQUID SECURITIES

As of March 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  6 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Oppenheimer Gold & Special Minerals Fund

STATEMENT OF INVESTMENTS  MARCH 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 895,420,039
Federal tax cost of other investments      (2,093,065)
                                        --------------
Total federal tax cost                  $ 893,326,974
                                        ==============

Gross unrealized appreciation           $ 323,711,095
Gross unrealized depreciation              (9,922,059)
                                        --------------
Net unrealized appreciation             $ 313,789,036
                                        ==============


                  7 | OPPENHEIMER GOLD & SPECIAL MINERALS FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Gold & Special Minerals Fund

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ------------------
    John V. Murphy
    Principal Executive Officer
Date: May 14, 2007

By: /s/ Brian W. Wixted
    -------------------
    Brian W. Wixted
    Principal Financial Officer
Date: May 14, 2007